Assets and Liabilities Held for Sale (Disposal Group) (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Schedule of Assets and Liabilities Held for Sale
(a)
Details of assets and liabilities held for sale

(In millions of won)	December 31, 2024
Disposal Group(*)
Cash and cash equivalents	₩	158,415
Trade accounts and notes receivable, net		11,131
Other accounts receivables, net		10,809
Inventories		101,998
Prepaid income taxes		14,402
Other current assets and others		45,733
Property, plant and equipment, net		611,689
Intangible assets, net		775
Deferred tax assets		28,365
Total	₩	983,317
Liabilities in the Disposal Group
Trade accounts and notes payable	₩	466,907
Current financial liabilities		917,620
Other accounts payable		52,097
Accrued expenses		67,181
Advances received		2,364
Other Current liabilities and others		927
Non-current financial liabilities		149,745
Total	₩	1,656,841

(*) There is no impairment loss recognized for assets held for sale, as the net fair value of the disposal group is expected to exceed the carrying amount.